Share-Based Compensation (Details) $ / shares in Units, $ in Thousands			9 Months Ended			12 Months Ended
	Mar. 28, 2024 $ / shares shares	Sep. 09, 2020 ¥ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) ¥ / shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($)
Share-Based Compensation [Line Items]
Share-based compensation expenses | $			$ 62,040
Employees subscription payment | $									$ 1,553
Unrecognized compensation expense | $			$ 1,868	$ 1,868
Weighted-average period			11 months 8 days
Earnout Shares [Member]
Share-Based Compensation [Line Items]
Fair value of grant date per share | $ / shares			$ 6.11
Share-based compensation expense related to shares | shares
Restricted Shares [Member]
Share-Based Compensation [Line Items]
Fair value of grant date per share | (per share)			$ 3.94	$ 25.71
Share-based compensation expenses | $			$ 1,121		$ 1,147
Employees granted restricted shares vesting period			5 years
Share-Based Compensation of Subsidiary [Member] | Restricted Shares [Member]
Share-Based Compensation [Line Items]
Vesting percentage			20.00%
Class A Ordinary Shares [Member] | Earnout Shares [Member]
Share-Based Compensation [Line Items]
Number of ordinary shares | shares							1,600,000	1,600,000
Amount of revenue exceeds | $							$ 352,000,000	$ 258,000
2024 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Fair value of grant date per share | $ / shares	$ 7.05
Shares issued | shares	8,800,000
Shares issued to employees | shares	8,800,000
Share Incentive Plan 2020 [Member]
Share-Based Compensation [Line Items]
Shares granted to employees | shares		2,500,000
Share Incentive Plan 2020 [Member] | Restricted Shares [Member]
Share-Based Compensation [Line Items]
Price per share | ¥ / shares		¥ 4.2
Forecast [Member] | Class A Ordinary Shares [Member] | Earnout Shares [Member]
Share-Based Compensation [Line Items]
Amount of revenue exceeds | $						$ 459,000,000
Ordinary shares | shares						1,600,000